TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Schedule of TRADE AND OTHER PAYABLES

	2021	2020
	£'000	£'000
Trade payables	10,259	548
Accruals and other payables	4,986	271
Short term loans	—	116
Other taxation and social security	—	1
Total trade and other creditors	15,245	936